Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Advanced payments	₩ 34,808	₩ 6,203
Prepaid expenses	63,972	114,145
Value added tax refundable	693,623	826,730
Right to recover returned goods	11,063	22,106
Total other current assets	₩ 803,466	₩ 969,184